Goodwill, net - Schedule of goodwill (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Intangible assets and goodwill [abstract]
Balance at beginning of the year	[1]	$ 5,791	$ 6,803
Effect of foreign currency exchange rate changes		0	(174)
Impairment losses		(5,791)	(838)
Balance at end of the year		$ 0	$ 5,791	[1]

[1]	Refer to Note 4. Independent Investigation and Restatement